Loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Loss per share
Net loss attributable to shareholders of the company	$ (86,343)	$ (181,873)
Basic weighted average number of common shares outstanding (in shares)	93,825,395	82,465,447
Diluted weighted average number of common shares outstanding (in shares)	93,825,395	82,465,447
Net loss per share, basic (in dollars per share)	$ (0.92)	$ (2.21)
Net loss per share, diluted (in dollars per share)	$ (0.92)	$ (2.21)